Leases - Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease cost
Right of use assets obtained in exchange for new operating lease liabilities	$ 314	$ 15,846	$ 457
ASU 2016-02
Lease cost
Operating lease cost	4,718	2,927	564
Variable lease cost	5,022	2,891	31
Short-term lease cost	65	49	88
Total lease cost	9,805	5,867	683
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	4,736	1,844	574
Right of use assets obtained in exchange for new operating lease liabilities	$ 314	$ 15,846	$ 457
Weighted average remaining lease term (in years)	3 years 1 month 6 days	4 years	10 months 24 days
Weighted average discount rate	4.86%	4.85%	5.01%